Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)																																													1 Months Ended	12 Months Ended
	Jun. 24, 2024	Jun. 19, 2024	Jun. 16, 2024	May 10, 2024	May 07, 2024	May 03, 2024	May 02, 2024	Feb. 26, 2024	Feb. 25, 2024	Feb. 22, 2024	Feb. 21, 2024	Feb. 18, 2024	Feb. 15, 2024	Feb. 14, 2024	Feb. 13, 2024	Dec. 05, 2023	Nov. 29, 2023	Aug. 03, 2023	Jul. 07, 2023	Jul. 06, 2023	Mar. 03, 2023	Feb. 28, 2023	Jan. 16, 2023	Jan. 11, 2023	Oct. 28, 2022	Oct. 07, 2022	Sep. 14, 2022	Sep. 13, 2022	Sep. 12, 2022	Aug. 12, 2022	Aug. 11, 2022	Aug. 10, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 07, 2022	Jun. 20, 2022	Jun. 15, 2022	Jun. 14, 2022	Jun. 09, 2022	Jun. 06, 2022	Jun. 02, 2022	May 24, 2022	May 05, 2022	Dec. 15, 2021	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance																																														228,029,114	138,755,376	132,012,209
Ending Balance																																														332,850,784	228,029,114	138,755,376
Beginning Balance																																														$ 97,452,246	$ 84,480,249	$ 80,290,062
Issue of shares																																														4,182,000	13,373,000	4,202,000
Ending balance																																														$ 101,637,758	$ 97,452,246	$ 84,480,249
Conversion of options [member]
Disclosure of classes of share capital [line items]
Issue price																																												$ 0.668
Conversion of options [member] | Contributed equity [member] | 15 December 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																25,000
Issue of shares																																																$ 16,700
Conversion of Triaxial Convertible Note [Member]
Disclosure of classes of share capital [line items]
Issue price																																											$ 0.25
Conversion of Triaxial Convertible Note [Member] | Contributed equity [member] | 5 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																1,855,357
Issue of shares																																																$ 464,000
ATM issue of shares No. 1 [Member]
Disclosure of classes of share capital [line items]
Issue price																																										$ 0.826
ATM issue of shares No. 1 [Member] | Contributed equity [member] | 24 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																10,000
Issue of shares																																																$ 8,256
ATM issue of shares No. 2 [Member]
Disclosure of classes of share capital [line items]
Issue price																																									$ 0.802
ATM issue of shares No. 2 [Member] | Contributed equity [member] | 2 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																10,000
Issue of shares																																																$ 8,025
ATM issue of shares No. 3 [Member]
Disclosure of classes of share capital [line items]
Issue price																																								$ 0.837
ATM issue of shares No. 3 [Member] | Contributed equity [member] | 6 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																88,710
Issue of shares																																																$ 74,258
ATM issue of shares No. 4 [Member]
Disclosure of classes of share capital [line items]
Issue price																																							$ 0.84
ATM issue of shares No. 4 [Member] | Contributed equity [member] | 9 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																603,500
Issue of shares																																																$ 507,035
ATM issue of shares No. 5 [Member]
Disclosure of classes of share capital [line items]
Issue price																																						$ 0.824
ATM issue of shares No. 5 [Member] | Contributed equity [member] | 14 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																75,940
Issue of shares																																																$ 62,583
ATM issue of shares No. 6 [Member]
Disclosure of classes of share capital [line items]
Issue price																																					$ 0.83
ATM issue of shares No. 6 [Member] | Contributed equity [member] | 15 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																2,000
Issue of shares																																																$ 1,661
ATM issue of shares No. 7 [Member]
Disclosure of classes of share capital [line items]
Issue price																																				$ 0.869
ATM issue of shares No. 7 [Member] | Contributed equity [member] | 20 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																																4,072,660
Issue of shares																																																$ 3,540,403
ATM issue of shares No. 8 [Member]
Disclosure of classes of share capital [line items]
Issue price																																			$ 0.7102
ATM issue of shares No. 8 [Member] | Contributed equity [member] | 7 July 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															573,370
Issue of shares																																															$ 407,201
ATM issue of shares No. 9 [Member]
Disclosure of classes of share capital [line items]
Issue price																																		$ 0.3316
ATM issue of shares No. 9 [Member] | Contributed equity [member] | 8 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															8,561,490
Issue of shares																																															$ 2,839,346
ATM issue of shares No. 10 [Member]
Disclosure of classes of share capital [line items]
Issue price																																	$ 0.2723
ATM issue of shares No. 10 [Member] | Contributed equity [member] | 9 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															10,000
Issue of shares																																															$ 2,723
ATM issue of shares No. 11 [Member]
Disclosure of classes of share capital [line items]
Issue price																																$ 0.2465
ATM issue of shares No. 11 [Member] | Contributed equity [member] | 10 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															158,020
Issue of shares																																															$ 38,949
ATM issue of shares No. 12 [Member]
Disclosure of classes of share capital [line items]
Issue price																															$ 0.2413
ATM issue of shares No. 12 [Member] | Contributed equity [member] | 11 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															330,960
Issue of shares																																															$ 79,868
ATM issue of shares No. 13 [Member]
Disclosure of classes of share capital [line items]
Issue price																														$ 0.2469
ATM issue of shares No. 13 [Member] | Contributed equity [member] | 12 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															1,247,440
Issue of shares																																															$ 308,050
ATM issue of shares No. 14 [Member]
Disclosure of classes of share capital [line items]
Issue price																													$ 0.2211
ATM issue of shares No. 14 [Member] | Contributed equity [member] | 12 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															651,030
Issue of shares																																															$ 143,964
ATM issue of shares No. 15 [Member]
Disclosure of classes of share capital [line items]
Issue price																												$ 0.2187
ATM issue of shares No. 15 [Member] | Contributed equity [member] | 13 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															28,350
Issue of shares																																															$ 6,200
Scientific Advisory Board [member]
Disclosure of classes of share capital [line items]
Issue price																											$ 0.21
Scientific Advisory Board [member] | Contributed equity [member] | 14 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															60,000
Issue of shares																																															$ 12,600
ATM issue of shares No. 16 [Member]
Disclosure of classes of share capital [line items]
Issue price																										$ 0.1789
ATM issue of shares No. 16 [Member] | Contributed equity [member] | 7 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															736,760
Issue of shares																																															$ 131,797
ATM issue of shares No. 17 [Member]
Disclosure of classes of share capital [line items]
Issue price																									$ 0.1865
ATM issue of shares No. 17 [Member] | Contributed equity [member] | 28 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															12,296,180
Issue of shares																																															$ 2,293,288
ATM issue of shares No. 18 [Member]
Disclosure of classes of share capital [line items]
Issue price																								$ 0.138
ATM issue of shares No. 18 [Member] | Contributed equity [member] | 11 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															20,000
Issue of shares																																															$ 2,761
Professional and sophisticated investors placement – 1st tranche [Member]
Disclosure of classes of share capital [line items]
Issue price																							$ 0.11
Professional and sophisticated investors placement – 1st tranche [Member] | Contributed equity [member] | 16 January 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															25,387,018
Issue of shares																																															$ 2,792,572
Professional and sophisticated investors placement – 2nd tranche [Member]
Disclosure of classes of share capital [line items]
Issue price																						$ 0.11
Professional and sophisticated investors placement – 2nd tranche [Member] | Contributed equity [member] | 28 February 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															15,522,075
Issue of shares																																															$ 1,707,428
Share Placement Plan [Member]
Disclosure of classes of share capital [line items]
Issue price																					$ 0.11
Share Placement Plan [Member] | Contributed equity [member] | 3 March 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																															23,691,045
Issue of shares																																															$ 2,606,000
ATM issue of shares No. 19 [Member]
Disclosure of classes of share capital [line items]
Issue price																				$ 0.19
ATM issue of shares No. 19 [Member] | Contributed equity [member] | 6 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														8,148,140
Issue of shares																																														$ 1,512,523
ATM issue of shares No. 20 [Member]
Disclosure of classes of share capital [line items]
Issue price																			$ 0.16
ATM issue of shares No. 20 [Member] | Contributed equity [member] | 7 July 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														157,120
Issue of shares																																														$ 25,877
ATM issue of shares No. 21 [Member]
Disclosure of classes of share capital [line items]
Issue price																		$ 0.17
ATM issue of shares No. 21 [Member] | Contributed equity [member] | 03 August 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														15,000
Issue of shares																																														$ 2,519
ATM issue of shares No. 22 [Member]
Disclosure of classes of share capital [line items]
Issue price																	$ 0.1
ATM issue of shares No. 22 [Member] | Contributed equity [member] | 29 November 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														1,066,070
Issue of shares																																														$ 107,268
Registered Direct Offering Issue [Member]
Disclosure of classes of share capital [line items]
Issue price																$ 0
Registered Direct Offering Issue [Member] | Contributed equity [member] | 05 December 2023 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														26,200,000
Issue of shares																																														$ 0
ATM issue of shares No. 23 [Member]
Disclosure of classes of share capital [line items]
Issue price															$ 0.0466
ATM issue of shares No. 23 [Member] | Contributed equity [member] | 13 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														25,910
Issue of shares																																														$ 1,207
ATM issue of shares No. 24 [Member]
Disclosure of classes of share capital [line items]
Issue price														$ 0.0464
ATM issue of shares No. 24 [Member] | Contributed equity [member] | 14 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														319,650
Issue of shares																																														$ 14,834
ATM issue of shares No. 25 [Member]
Disclosure of classes of share capital [line items]
Issue price													$ 0.0468
ATM issue of shares No. 25 [Member] | Contributed equity [member] | 15 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														2,195,980
Issue of shares																																														$ 102,825
ATM issue of shares No. 26 [Member]
Disclosure of classes of share capital [line items]
Issue price												$ 0.0614
ATM issue of shares No. 26 [Member] | Contributed equity [member] | 16 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														205,260
Issue of shares																																														$ 12,597
Armistice warrants [Member]
Disclosure of classes of share capital [line items]
Issue price											$ 0.045
Armistice warrants [Member] | Contributed equity [member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														18,244,450
Issue of shares																																														$ 892,655
ATM issue of shares No. 27 [Member]
Disclosure of classes of share capital [line items]
Issue price											$ 0.0595
ATM issue of shares No. 27 [Member] | Contributed equity [member] | 21 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														8,626,580
Issue of shares																																														$ 513,584
ATM issue of shares No. 28 [Member]
Disclosure of classes of share capital [line items]
Issue price										$ 0.0461
ATM issue of shares No. 28 [Member] | Contributed equity [member] | 22 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														316,540
Issue of shares																																														$ 14,584
ATM issue of shares No. 29 [Member]
Disclosure of classes of share capital [line items]
Issue price									$ 0.0464
ATM issue of shares No. 29 [Member] | Contributed equity [member] | 23 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														304,860
Issue of shares																																														$ 14,147
ATM issue of shares No. 30 [Member]
Disclosure of classes of share capital [line items]
Issue price								$ 0.046
ATM issue of shares No. 30 [Member] | Contributed equity [member] | 26 February 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														250,000
Issue of shares																																														$ 11,502
ATM issue of shares No. 31 [Member]
Disclosure of classes of share capital [line items]
Issue price																																													$ 0.0478
ATM issue of shares No. 31 [Member] | Contributed equity [member] | 01 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														2,112,560
Issue of shares																																														$ 100,961
ATM issue of shares No. 32 [Member]
Disclosure of classes of share capital [line items]
Issue price							$ 0.0457
ATM issue of shares No. 32 [Member] | Contributed equity [member] | 02 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														375,410
Issue of shares																																														$ 17,147
ATM issue of shares No. 33 [Member]
Disclosure of classes of share capital [line items]
Issue price						$ 0.0469
ATM issue of shares No. 33 [Member] | Contributed equity [member] | 03 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														288,900
Issue of shares																																														$ 13,544
ATM issue of shares No. 34 [Member]
Disclosure of classes of share capital [line items]
Issue price					$ 0.0456
ATM issue of shares No. 34 [Member] | Contributed equity [member] | 07 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														790,100
Issue of shares																																														$ 36,024
ATM issue of shares No. 35 [Member]
Disclosure of classes of share capital [line items]
Issue price				$ 0.0455
ATM issue of shares No. 35 [Member] | Contributed equity [member] | 10 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														20,000
Issue of shares																																														$ 910
ATM issue of shares No. 36 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.045
ATM issue of shares No. 36 [Member] | Contributed equity [member] | 16 May 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														242,170
Issue of shares																																														$ 10,891
Repayment of promissory note [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.0643
Repayment of promissory note [Member] | Contributed equity [member] | 19 June 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														5,916,970
Issue of shares																																														$ 380,223
Equity line of credit Issued [Member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.0268
Equity line of credit Issued [Member] | Contributed equity [member] | 24 June 2024 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																																														29,000,000
Issue of shares																																														$ 776,264
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares																																														$ (376,573)	$ (400,750)	$ (492,735)